Financial Instruments - Schedule of Non-Current Debt Maturities (Details) R$ in Millions	Dec. 31, 2024 BRL (R$)
Schedule of Non-Current Debt Maturities [Line Items]
Non-current maturities total	R$ 14,316
Borrowing Cost	(132)
Total	14,184
From 1 to 2 years [Member]
Schedule of Non-Current Debt Maturities [Line Items]
Non-current maturities total	1,172
From 2 to 3 years [Member]
Schedule of Non-Current Debt Maturities [Line Items]
Non-current maturities total	4,292
From 3 to 4 years [Member]
Schedule of Non-Current Debt Maturities [Line Items]
Non-current maturities total	2,825
From 4 to 5 years [Member]
Schedule of Non-Current Debt Maturities [Line Items]
Non-current maturities total	5,438
More than 5 years [Member]
Schedule of Non-Current Debt Maturities [Line Items]
Non-current maturities total	R$ 589